Average Annual Total Returns - SFT Managed Volatility Equity Fund	May 01, 2021
SPFiveHundredLowVolatilityIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	(1.11%)
5 Years	10.51%
Since Inception	10.62%
SPFiveHundredBMIInternationalDevelopedLowVolatilityIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	(8.99%)
5 Years	5.49%
Since Inception	5.59%
BloombergBarclaysUSThreeMonthTreasuryBellwetherIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	0.67%
5 Years	1.21%
Since Inception	1.19%
SixtySpFiveHundredLowVolatilityIndexBmiInternationalDevelopedLowVolatilityIndex [Member]
Average Annual Return:
1 Year	(1.96%)
5 Years	7.76%
Since Inception	8.03%
SFT Managed Volatility Equity Fund
Average Annual Return:
1 Year	(5.35%)
5 Years	4.93%
Since Inception	4.95%
Inception Date	Nov. 18, 2015